UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mimi Drake
Title:  Chief Financial Officer
Phone:  (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake                 West Conshohocken, PA         February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total: $643,016
                                         (x000s)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number             Name
---        --------------------             ----

1          028-11630                        Defiance Asset Management Fund, L.P.

2          028-12487                        Defiance Offshore Fund, Ltd.

                                       FORM 13F INFORMATION TABLE
                                            December 31, 2007



COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6       COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/ INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (x$1,000) PRN AMT    PRN CALL DISCRETION     MNGRS   SOLE   SHARED   NONE
--------------                 --------------  -----       --------- -------    --- ---- ----------     -----   ----   ------   ----
AEROPOSTALE                      COM           007865108    5,291      199,648  SH       Shared-Defined   1              199,648
AEROPOSTALE                      COM           007865108    1,751       66,091  SH       Shared-Defined   2               66,091
AETNA INC NEW                    COM           00817Y108   18,680      323,577  SH       Shared-Defined   1              323,577
AETNA INC NEW                    COM           00817Y108    6,320      109,480  SH       Shared-Defined   2              109,480
ALLSTATE CORP                    COM           020002101    8,199      156,973  SH       Shared-Defined   1              156,973
ALLSTATE CORP                    COM           020002101    2,721       52,106  SH       Shared-Defined   2               52,106
AMGEN INC                        COM           031162100    6,115      131,680  SH       Shared-Defined   1              131,680
AMGEN INC                        COM           031162100    1,990       42,855  SH       Shared-Defined   2               42,855
APACHE CORP                      COM           037411105   19,801      184,129  SH       Shared-Defined   1              184,129
APACHE CORP                      COM           037411105    6,563       61,031  SH       Shared-Defined   2               61,031
ASYST TECHNOLOGY CORP            COM           04648X107    7,531    2,310,072  SH       Shared-Defined   1            2,310,072
ASYST TECHNOLOGY CORP            COM           04648X107    2,447      750,532  SH       Shared-Defined   2              750,532
BANK OF AMERICA CORPORATION      COM           060505104    9,675      234,488  SH       Shared-Defined   1              234,488
BANK OF AMERICA CORPORATION      COM           060505104    3,260       79,005  SH       Shared-Defined   2               79,005
CATEPILLAR INC DEL               COM           149123101    9,690      133,538  SH       Shared-Defined   1              133,538
CATEPILLAR INC DEL               COM           149123101    3,225       44,446  SH       Shared-Defined   2               44,446
CLEVELAND CLIFFS INC             COM           185896107    9,006       89,350  SH       Shared-Defined   1               89,350
CLEVELAND CLIFFS INC             COM           185896107    2,992       29,686  SH       Shared-Defined   2               29,686
COMMERCIAL METALS CO             COM           201723103      684       23,217  SH       Shared-Defined   1               23,217
COMMERICAL METALS CO             COM           201723103      236        8,027  SH       Shared-Defined   2                8,027
CONOCOPHILLIPS                   COM           20825C104   40,450      458,097  SH       Shared-Defined   1              458,097
CONOCOPHILLIPS                   COM           20825C104   13,378      151,511  SH       Shared-Defined   2              151,511
CUMMINS INC                      COM           231021106   15,330      120,359  SH       Shared-Defined   1              120,359
CUMMINS INC                      COM           231021106    5,066       39,773  SH       Shared-Defined   2               39,773
ENDOLOGIX INC                    COM           29266S106    1,997      713,338  SH       Shared-Defined   1              713,338
ENDOLOGIX INC                    COM           29266S106      708      252,999  SH       Shared-Defined   2              252,999
FLEXTRONICS INTL LTD             COM           Y2573F102   27,700    2,296,871  SH       Shared-Defined   1            2,296,871
FLEXTRONICS INTL LTD             ORD           Y2573F102    9,210      763,691  SH       Shared-Defined   2              763,691
GOTTSCHALKS INC                  COM           383485109    1,929      574,245  SH       Shared-Defined   1              574,245
GOTTSCHALKS INC                  COM           383485109      641      190,655  SH       Shared-Defined   2              190,655
HESS CORP                        COM           42809H107   15,176      150,462  SH       Shared-Defined   1              150,462
HESS CORP                        COM           42809H107    5,078       50,345  SH       Shared-Defined   2               50,345
JAKKS PAC INC                    COM           47012E106   25,762    1,091,149  SH       Shared-Defined   1            1,091,149
JAKKS PAC INC                    COM           47012E106    8,336      353,057  SH       Shared-Defined   2              353,057
KOHLS CORP                       COM           500255104   24,264      529,774  SH       Shared-Defined   1              529,774
KOHLS CORP                       COM           500255104    8,027      175,254  SH       Shared-Defined   2              175,254
NABORS INDUSTRIES LTD            SHS           G6359F103   20,335      742,419  SH       Shared-Defined   1              742,419
NABORS INDUSTRIES LTD            SHS           G6359F103    6,735      245,904  SH       Shared-Defined   2              245,904
NORTHWEST AIRLS CORP             COM           667280408    1,829      126,031  SH       Shared-Defined   2              126,031
NORTHWESTAIRLS CORP              COM           667280408    5,519      380,357  SH       Shared-Defined   1              380,357
SEAGATE TECHNOLOGY               SHS           G7945J104   23,552      923,598  SH       Shared-Defined   1              923,598
SEAGATE TECHNOLOGY               SHS           G7945J104    7,594      297,787  SH       Shared-Defined   2              297,787
SKECHERS U S A INC              CL A           830566105   29,436    1,508,769  SH       Shared-Defined   1            1,508,769
SKECHERS U S A INC              CL A           830566105    9,513      487,590  SH       Shared-Defined   2              487,590
SMART MODULAR TECHNOLOGIES I   ORD SHS         G82245104    4,530      444,988  SH       Shared-Defined   1              444,988
SMART MODULAR TECHNOLOGIES I   ORD SHS         G82245104    1,475      144,891  SH       Shared-Defined   2              144,891
SUNOCO INC                       COM           86764P109    2,572       35,504  SH       Shared-Defined   1               35,504
SUNOCO INC                       COM           86764P109      858       11,851  SH       Shared-Defined   2               11,851
TEREX CORP NEW                   COM           880779103   41,406      631,477  SH       Shared-Defined   1              631,477
TEREX CORP NEW                   COM           880779103   13,426      204,763  SH       Shared-Defined   2              204,763
TRAVELERS COMPANIES INC          COM           89417E109   13,204      245,429  SH       Shared-Defined   1              245,429
TRAVELERS COMPANIES INC          COM           89417E109    4,409       81,944  SH       Shared-Defined   2               81,944
TWEEN BRANDS INC                 COM           901166108   30,858    1,165,318  SH       Shared-Defined   1            1,165,318
TWEEN BRANDS INC                 COM           901166108    9,952      375,821  SH       Shared-Defined   2              375,821
U S AIRWAYS GROUP INC            COM           90341W108    2,142      145,629  SH       Shared-Defined   1              145,629
U S AIRWAYS GROUP INC            COM           90341W108      699       47,544  SH       Shared-Defined   2               47,544
UNITED RENTALS INC               COM           911363109    6,092      331,792  SH       Shared-Defined   1              331,792
UNITED RENTALS INC               COM           911363109    2,016      109,790  SH       Shared-Defined   2              109,790
VALERO ENERGY CORP NEW           COM           91913Y100    3,614       51,610  SH       Shared-Defined   1               51,610
VALERO ENERGY CORP NEW           COM           91913Y100    1,215       17,349  SH       Shared-Defined   2               17,349
VISHAY INTERTECHNOLOGY INC       COM           928298108   13,877    1,216,214  SH       Shared-Defined   1            1,216,214
VISHAY INTERTECHNOLOGY INC       COM           928298108    4,603      403,397  SH       Shared-Defined   2              403,397
WELLPOINT INC                    COM           94973V107   14,745      168,076  SH       Shared-Defined   1              168,076
WELLPOINT INC                    COM           94973V107    4,981       56,781  SH       Shared-Defined   2               56,781
WESTERN DIGITAL CORP             COM           958102105   24,481      810,349  SH       Shared-Defined   1              810,349
WESTERN DIGITAL CORP             COM           958102105    8,119      268,747  SH       Shared-Defined   2              268,747


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